Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization
Schedule of Company's main subsidiaries and VIEs

			Percentage of
			legal
			ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
Subsidiaries
QD Data Limited	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technologies Limited	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Shanghai) Information Technology Co., Ltd. (“Qufenqi Shanghai” formerly known as Qufenqi (Ganzhou) Information Technology Co.）	September 5, 2016	PRC	100%	Investment holding, research and development
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	100%	Technology development and service, sale of products
Bloomgoods Inc. (“Bloomgoods Inc.”)	June 28, 2018	Cayman Islands	100%	Investment holding
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Bloomgoods Limited (“Bloomgoods Limited”)	June 29, 2018	BVI	100%	Investment holding
Bloomgoods (HK) Limited (“Bloomgoods (HK) Limited”)	May 12, 2020	HK	100%	Investment holding
F&H EXPRESS PTY LTD (“F&H EXPRESS PTY”)	December 9, 2022	Australia	100%	Delivery service
LAST MILE EXPRESS PTY LTD (“LAST MILE EXPRESS”)	October 17, 2022	Australia	100%	Delivery service
VIEs
Xiamen Quxianxiang Time Technology Co., Ltd. (“Xiamen Quxianxiang”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Xiamen Lexiang Time Technology Co., Ltd. (“Xiamen Lexiang”)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services

Schedule of financial statements information of VIEs

	As of December 31,
	2024	2025
	RMB	RMB	US$
Amounts due from group companies	488,678,227	529,739,389	75,751,725
Other current assets*	4,097,569,900	5,099,441,409	729,210,423
Total current assets	4,586,248,127	5,629,180,798	804,962,148
Total non-current assets**	2,623,967,844	1,880,476,320	268,904,537
Total assets	7,210,215,971	7,509,657,118	1,073,866,685
Amounts due to group companies	5,099	13,305,968	1,902,728
Other current liabilities	8,300,951	43,004,982	6,149,631
Total current liabilities	8,306,050	56,310,950	8,052,359
Total liabilities	8,306,050	56,310,950	8,052,359

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	47,770,942	198	2,914,256	416,733
Net income /(loss)***	171,107,836	(448,652,409)	279,960,596	40,033,833

* As of December 31 2025, other current assets primarily include cash and cash equivalents of RMB 1,466 million (US$ 210 million), restricted cash of RMB 1,487 million (US$ 213 million), short term deposit of RMB 854 million (US$122 million), and time and structured deposits of RMB 750 million (US$ 107 million).

** As of December 31, 2025, total non-current assets primarily include long-term equity investments of RMB 1,556 million (US$ 223 million), which mainly consist of an investment in the subsidiary, Shenzhen Qudian Investment Partnership (Limited Partnership).

*** As of December 31, 2025, net income primarily includes interest and investment income of RMB 378 million (US$54 million) and investment income of derivative instruments of RMB 132 million (US$19 million), partially offset by general and administrative expenses of RMB 180 million (US$26 million).

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	1,132,978,031	(1,349,175,834)	(122,542,784)	(17,523,385)
Net cash provided by/ (used in) investing activities	1,449,584,102	(561,586,008)	173,360,780	24,790,262
Net cash (used in) financing activities	(111,291,410)	(156,112,319)	—	—